Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of fair value hierarchy of financial instruments

			Carrying amount		Fair value
			December 31,		December 31,
Description	Note	Level	2023	2022	2023	2022

Assets
Cash and cash equivalents	6	2	1,897,336	668,348	1,897,336	668,348
Long-term investments	7	2	780,312	733,043	780,312	733,043
Derivative financial instruments	23	2	21,909	271,950	21,909	271,950

Liabilities
Loans and financing	18	2	(9,698,912)	(7,232,699)	(9,796,608)	(6,187,389)
Convertible instruments	20	2	(712,835)	(1,286,748)	(712,835)	(1,286,748)
Convertible debt instruments – conversion right	20	2	(488,775)	(116,971)	(488,775)	(116,971)
Derivative financial instruments	23	2	(69,745)	(244,575)	(69,745)	(244,575)
Financial instruments carried at amortized cost whose fair value is a reasonable approximation of their book value, mainly due to the short maturity of these assets and liabilities, have not been presented above.

Schedule of maturity of derivative financial liabilities
The maturity schedules of the Company’s consolidated financial liabilities as of December 31, 2023 are as follows:

	December 31, 2023
Description	Carrying amount	Contractual cash flows	Until 1 year	From 2 to 5 years	After 5 years

Loans and financing	9,698,912	15,035,043	2,068,226	10,066,315	2,900,502
Reverse factoring	290,847	294,164	294,164	—	—
Leases	15,146,411	25,123,150	3,936,476	13,921,792	7,264,882
Convertible debt instruments	1,201,610	1,883,787	143,109	1,740,678	—
Accounts payable	3,598,768	3,988,050	2,370,980	1,138,958	478,112
Airport taxes and fees	1,760,083	2,019,044	759,679	1,259,365	—
Derivative financial instruments	69,745	69,745	68,905	840	—
	31,766,376	48,412,983	9,641,539	28,127,948	10,643,496

Schedule of foreign exchange risk
The equity exposure to the main variations in exchange rates is shown below:

	Exposure to US$		Exposure to €
	December 31,		December 31,
Description	2023	2022	2023	2022

Assets
Cash and cash equivalents	82,975	56,487	4,092	8,052
Long-term investments	—	—	780,312	733,043
Accounts receivable	115,024	166,012	2,876	—
Aircraft sublease	30,802	176,053	—	—
Deposits	2,196,474	2,471,349	—	—
Other assets	26,207	12,636	—	—
Total assets	2,451,482	2,882,537	787,280	741,095

Liabilities
Loans and financing	(8,889,048)	(5,879,553)	—	—
Leases	(14,043,101)	(14,525,385)	—	—
Convertible debt instruments	(1,201,610)	(1,419,738)	—	—
Accounts payable	(2,040,546)	(1,031,059)	—	—
Airport taxes and fees	(21,994)	(20,320)	—	—
Provisions and other liabilities	(2,681,857)	(3,020,947)	—	—
Total liabilities	(28,878,156)	(25,897,002)	—	—
Net exposure	(26,426,674)	(23,014,465)	787,280	741,095
Net exposure in foreign currency	(5,458,590)	(4,410,845)	147,111	133,066

Schedule of maturity of non-derivative financial liabilities
The maturity schedules of the Company’s consolidated financial liabilities as of December 31, 2023 are as follows:

	December 31, 2023
Description	Carrying amount	Contractual cash flows	Until 1 year	From 2 to 5 years	After 5 years

Loans and financing	9,698,912	15,035,043	2,068,226	10,066,315	2,900,502
Reverse factoring	290,847	294,164	294,164	—	—
Leases	15,146,411	25,123,150	3,936,476	13,921,792	7,264,882
Convertible debt instruments	1,201,610	1,883,787	143,109	1,740,678	—
Accounts payable	3,598,768	3,988,050	2,370,980	1,138,958	478,112
Airport taxes and fees	1,760,083	2,019,044	759,679	1,259,365	—
Derivative financial instruments	69,745	69,745	68,905	840	—
	31,766,376	48,412,983	9,641,539	28,127,948	10,643,496

Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of sensitivity analysis of financial instruments
As of December 31, 2023, the Company held financial assets and liabilities linked to various types of rates. In the sensitivity analysis of non-derivative financial instruments, the impact on annual interest was only considered on positions with values exposed to such fluctuations:

	Consolidated
	Exposure to CDI		Exposure to SOFR		Exposure to LIBOR
Description	Rate (p.a.)	December 31, 2023	Weighted rate (p.a.)	December 31, 2023	Weighted rate (p.a.)	December 31, 2023

Exposed assets (liabilities), net	11.7%	674,747	5.3%	(423,134)	5.6%	(93,687)

Effect on profit or loss
Interest rate devaluation by -50%	5.8%	(39,205)	2.7%	11,297	2.8%	2,618
Interest rate devaluation by -25%	8.7%	(19,602)	4.0%	5,648	4.2%	1,309
Interest rate appreciation by 50%	17.5%	39,205	8.0%	(11,297)	8.4%	(2,618)
Interest rate appreciation by 25%	14.6%	19,602	6.7%	(5,648)	7.0%	(1,309)

Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of sensitivity analysis of financial instruments
The following table demonstrates the sensitivity analysis in US dollars of the price fluctuation of QAV liter:

	Exposure to price
Description	Average price per liter (in reais)	December 31, 2023

Aircraft fuel	4.85	(5,890,485)

Effect on profit or loss
Devaluation by -50%	2.43	2,945,243
Devaluation by -25%	3.64	1,472,621
Appreciation by 50%	7.28	(2,945,243)
Appreciation by 25%	6.06	(1,472,621)

Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of sensitivity analysis of financial instruments

	Exposure to US$		Exposure to €
Description	Closing rate	December 31, 2023	Closing rate	December 31, 2023

Exposed assets (liabilities), net	4.8413	(26,426,674)	5.3516	787,280

Effect on profit or loss
Foreign currency devaluation by -50%	2.4207	13,213,337	2.6758	(393,640)
Foreign currency devaluation by -25%	3.6310	6,606,669	4.0137	(196,820)
Foreign currency appreciation by 50%	7.2620	(13,213,337)	8.0274	393,640
Foreign currency appreciation by 25%	6.0516	(6,606,669)	6.6895	196,820